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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [ ]  Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Phoenix Life Insurance Company
         ------------------------------
Address: One American Row, Hartford, CT 06102-5056
         -----------------------------------------

Form 13F File Number:  28-3340
                       ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John H. Beers
         ----------------------------------------
Title:   Vice President and Secretary
         ----------------------------------------
Phone:   (860) 403-5050
         ----------------------------------------

Signature, Place and Date of Signing:

/s/ John H. Beers       Hartford, CT                     May 13,2004
------------------      --------------------------       -----------------------
(Signature)            (City, State)                     (Date)

All securities with respect to Phoenix Life Insurance Company exercising investment discretion are reported herein. Phoenix Life Insurance Company is affiliated through its parent company, The Phoenix Companies, Inc., with several other institutional managers that manage client assets on a discretionary basis. These entities manage client's securities independently and do not share investment discretion with Phoenix Life Insurance Company. Accordingly, each advisory subsidiary is filing a separate Form 13F Holdings Report governing its activities. Such securities are not included in this report.

The following is a list of related entities that are filing separate reports for their organization: (1) Duff & Phelps Investment Management Co., 55 East Monroe Street, Chicago, Illinois; (2) Engemann Asset Management reports for itself and its immediate parent, Pasadena Capital Corporation, 600 Rosemead Boulevard, Pasadena, California; (3) Seneca Capital Management, LLC, 909 Montgomery Street, Suite 500, San Francisco, California; (4) Phoenix/Zweig Advisers, LLC and its related subsidiaries, 900 Third Avenue, New York, New York; (5) Phoenix Investment Counsel, Inc., 56 Prospect Street, Hartford, Connecticut; (6) Walnut Asset Management LLC, 1617 John F. Kennedy Blvd., Suite 500, Philadelphia, Pennsylvania; and (7) Kayne Anderson Rudnick Investment Management, LLC, 1800 Avenue of the Stars, Second Floor, Los Angeles, California.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: $139,105,487.03

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

           ITEM 1               ITEM 2    ITEM 3         ITEM 4         ITEM 5                   ITEM 6     ITEM 7      ITEM 8
           ------               ------    ------         ------         ------                   ------     ------      ------
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
                                                          FAIR         SHARES OR
                               TITLE OF   CUSIP           MARKET       PRINCIPAL   SH/  PUT/   INVESTMENT   MANA-  SOLE  SHARED NONE
       NAME OF ISSUER           CLASS     NUMBER          VALUE         AMOUNTS    PRN  CALL   DISCRETION   GERS    (A)    (B)  (C)
       --------------          --------  --------        -------       ----------  ---  ----   ----------   ----   ----  ------ ----
1 Crompton Corp                 COMMON   227116100        35,774.77      5,607.33  SH             35,774.77   1    Sole
------------------------------------------------------------------------------------------------------------------------------------
2 Hilb, Rogal & Hamilton Co     COMMON   431294107   138,017,246.00  3,622,500.00  SH        138,017,246.00   1    Sole
------------------------------------------------------------------------------------------------------------------------------------
3 Newtek Business Services Inc  COMMON   652526104       110,661.20     21,281.00  SH            110,661.20   1    Sole
------------------------------------------------------------------------------------------------------------------------------------
4 Trico Marine Services Inc     COMMON   896106101       909,755.06    764,500.00  SH            909,755.06   1    Sole
------------------------------------------------------------------------------------------------------------------------------------
5 Internet Capital Group Inc    COMMON   46059C106        32,050.00     80,125.00  SH             32,050.00   1    Sole
------------------------------------------------------------------------------------------------------------------------------------
                                                     139,105,487.03